Note 15 - Income Taxes (Details Textual) $ in Millions	Dec. 31, 2014 USD ($)
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 12.3
Tax Credit Carryforward, Amount	1.1
Domestic Tax Authority [Member]
Operating Loss Carryforwards	0.1
Tax Credit Carryforward, Amount	0.1
State Net Operating Loss Carry Forwards, Subject to Restriction	$ 0.1